Shareholders' Equity (Details Textual) $ in Thousands						1 Months Ended						12 Months Ended
	Dec. 16, 2019 USD ($)	Dec. 19, 2018 USD ($)	Jun. 03, 2018 USD ($) shares	Jun. 03, 2018 ₪ / shares	Jun. 08, 2016 USD ($) shares	Dec. 26, 2019 shares	Nov. 05, 2019	Oct. 21, 2019	Aug. 21, 2018	Jun. 26, 2017	Jan. 30, 2017	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares shares	Dec. 31, 2018 USD ($)	Dec. 19, 2018	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Ordinary shares, description									The Company's ADSs are traded on the Nasdaq under the symbol "SFET." Each ADS represents 40 ordinary shares. The last reported market price for the Company's securities on December 31, 2019 was $3.03 per ADS on the Nasdaq and $0.073 per share on the TASE
Warrant description					The terms of the warrants, which were issued were as follows: each Series 1 warrant was exercisable into one ordinary share in consideration for NIS 125 until February 9, 2017. Each Series 2 warrant was exercisable into one share in consideration for NIS 150 until December 9, 2017.
Deductible issuance expenses | $	$ 20,000													$ 9,700		$ 9,700
Reverse stock split, description								The Company effected a 20:1 reverse split of its share capital. No adjustment was made to the number of ordinary shares underlying each ADS of the Company, and each ADS continues to represent 40 of the Company's ordinary shares, no par value. All descriptions of the Company's share capital in these financial statements, including share amounts and per share amounts, are presented after giving effect to the reverse split.
Private offerings description												The Company has undertaken that in case that it will decide to issue additional shares over the course of up to 12 or 24 months from the respective dates of the issuances, at a price per share that is lower than the price per share that was set as part of the private issuances, it will compensate the relevant investors by issuing additional shares in accordance with the difference between the price per share of the relevant private issuance and the price per share in that future issuance, up to a minimal price that ranges between NIS 0.88-6.00 per share, according to the terms of the relevant issuance.
Over the counter related, description										The Company obtained all approvals required for listing the Company's ordinary shares as ADSs that are tradable as part of the OTCQB Venture Market of the Over the Counter (OTC) market in the United States In accordance with the approvals, the Company commenced trading as part of the ADR Level 1 program as from June 27, 2017 under the symbol "SFTTY"; each ADS represented four (currently 40) ordinary shares of the Company. In August 2018, following the Nasdaq public offering and the listing in Nasdaq, the Company's ADS's ceased to trade on the OTC market.
Underwritten public offering, description							The Company completed an additional underwritten public offering of approximately $3.5 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of (i) 121,400 units (the "Units") of ADSs and warrants to purchase 1.5 ADSs per warrant (the "November 2019 Warrants"), with each Unit consisting of one ADS and one November 2019 Warrant, and (ii) 378,500 pre-funded units (the "Pre-Funded Units"), with each Pre-Funded Unit consisting of a pre-funded warrant to purchase one ADS (a "November 2019 Pre-Funded Warrant") and a November 2019 Warrant.		The Company granted the underwriter a 45-day option to purchase up to 3,828 additional ADSs and Series A warrants to purchase up to an additional 5,742 ADSs and Series B warrants to purchase up to an additional 5,742 ADS. The underwriter did not exercise the option.
Pre-funded units related, description												All Pre-Funded Units from this offering were exercised in exchange for the exercise price of $0.001 per ADS, as well as 10,000 warrants that were exercised in an aggregate amount of $77 thousand.
Registered direct offering, description						The Company completed the December 2019 Registered Direct Offering of $1,668 thousand, before deducting offering expenses. The offering consisted of (i) 269,272 ADSs, and (ii) 260,281 pre-funded warrants, each to purchase one ADS and one regular warrant to purchase one ADS at an exercise price of $3.30 (the "December 2019 Pre-Funded Warrants").
Additional warrants						74,985
American depositary shares related, description						Each ADS represents 40 ordinary shares of the Company. Each ADSs was sold at a price of $3.15 per ADS, and each December 2019 Pre-Funded Warrant was sold at a price of $3.15 per warrant, including the December 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The December 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The December 2019 Warrants have a per ADS exercise price of $3.30 per full ADS, are exercisable immediately, and will expire 5.5 years from the date of issuance.	Each ADS represents 40 ordinary shares of the Company. Each Unit was sold at a price of $7.00 per unit, and each Pre-Funded Unit was sold at a price of $7.00 per unit, including the November 2019 Pre-Funded Warrant exercise price of $0.001 per full ADS. The November 2019 Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price. The November 2019 Warrants have a per ADS exercise price of $7.70 per full ADS, are exercisable immediately, and will expire five years from the date of issuance.								The Reset Price of the Series B Warrants was set at $86.10 per ADS. As a result, the Series B Warrants holders are entitled to an additional 59,670 ADSs subject to payment of an exercise price of $0.001 per ADS. The exercise period is unlimited. A total of 12,275 ADSs resulting from the Series B Warrants' Reset Price calculations were not registered with the U.S. Securities and Exchange Commission ("SEC").
Fair value of financial liability | $		$ 3,479
Issuance expenses | $												$ 185		1,545		$ 663
Public offering, description									The Company completed an underwritten public offering on the Nasdaq of 25,522 units comprised of 25,522 ADSs at a price of $287 per ADS, 25,522 Series A warrants to purchase up to 38,278 ADSs with an exercise price of $287 per ADS, and 25,522 Series B warrants to purchase up to a maximum of 59,670 ADSs. Each ADS represents 40 of the Company's ordinary shares. The Company received aggregate gross proceeds of approximately $7.335 million from the offering.
NIS [Member]
Statement Line Items [Line Items]
Exercise price | ₪ / shares													₪ 131.76
Series 1 warrants [Member]
Statement Line Items [Line Items]
Purchase of warrants					64,614
Warrant consideration | $					$ 4,173
Warrant description					As part of the issuance, offers were received to purchase 1,615 units of 1,615 shares						The Company's general meeting decided to defer the exercise date of the Series 1 warrants from February 9, 2017 to April 30, 2017 and to reduce the exercise price of the warrants from NIS 125 to NIS 110. As of April 30, 2017, 438 warrants were exercised before the reduction of the exercise price, for a total consideration of approximately NIS 55 thousand (approximately $14 thousand), and 64,077 warrants were exercised after the reduction of the exercise price, for a total consideration of approximately NIS 7,048 thousand (approximately $1,930 thousand) (99.85% of all series 1 warrants were exercised in consideration for approximately NIS 7,103 thousand (approximately $ 1,943 thousand)). The remaining warrants expired on April 30, 2017.
Series 2 warrants [Member]
Statement Line Items [Line Items]
Purchase of warrants					64,614
Warrant consideration | $					$ 4,173
Warrant description					As part of the issuance, offers were received to purchase 1,615 units of 1,615 shares						351 warrants were exercised in May 2017 for a total consideration of approximately NIS 53 thousand (approximately $15 thousand). On November 2017, the Company's general meeting and Board of Directors decided to defer the exercise date of the Series 2 warrants from December 9, 2017 to February 9, 2018 and to reduce the exercise price of the warrants from NIS 150 to NIS 125. On February 9, 2018, the Series 2 Warrants expired with no further exercises.
Series B warrants [Member]
Statement Line Items [Line Items]
American depositary shares exercised												58,231	58,231
American depositary shares unexercised												1,431	1,431
Issuance expenses | $														$ 1,300
Purchase of warrant/option, description												In connection with the underwritten public offering, the Company granted the underwriter a 45-day option to purchase up to 3,828 additional ADSs and Series A warrants to purchase up to an additional 5,742 ADSs and Series B warrants to purchase up to an additional 5,742 ADS. The underwriter did not exercise the option.
Series A warrants [Member]
Statement Line Items [Line Items]
Warrant description									The Series A warrants have a term of six years, are exercisable immediately and have an exercise price of $287 per ADS. The Series B warrants will become exercisable, if at all, commencing 120 days after issuance, at the discretion of the holder thereof until exercised in full, if at the 120th day after issuance, 80% of the lowest volume weighted average price of the ADSs during the five trading days immediately prior to such date (the "Reset Price"), is lower than $287. In such event, each Series B warrant holder will be entitled to additional ADSs at an exercise price of $0.02 per ADS, with the number of ADSs exercisable equal to the aggregate investment by such holder in connection with the closing of the offering divided by the Reset Price, less any ADSs issued to such holder at the closing of the offering. In no event shall the Reset Price be less than $86.10, subject to customary adjustments for reverse and forward stock splits, stock dividends, stock combinations and other similar transactions.
Private offering [Member]
Statement Line Items [Line Items]
Shares issued			20,823
Additional warrants			645
Antidilution rights | $			$ 34
Private offering [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price | ₪ / shares				₪ 6
Public offering [Member]
Statement Line Items [Line Items]
Shares issued			289,079
Additional warrants			745
Antidilution rights | $			$ 481
Public offering [Member] | NIS [Member]
Statement Line Items [Line Items]
Exercise price | ₪ / shares				₪ 6